Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Other Current And Non Current Assets [Line Items]
Money held in escrow for:	$ 5,081		$ 6,966
Rental guarantees	14		220
Other financial asset measure as FVPL	24,512		11,619
Other current assets	29,607		18,805
Other financial asset measure as FVPL	5,614		4,695
Other non-current assets	5,614		$ 4,695
Financial asset measured at FVLP	5,604
Aza Finance
Disclosure Of Other Current And Non Current Assets [Line Items]
Borrowings, interest rate		15.00%	7.00%
Outstanding credit facility	22,500
Accrued interest	1,599
Banks requirements
Disclosure Of Other Current And Non Current Assets [Line Items]
Money held in escrow for:	3,646		$ 3,869
Processors and Others Requirements
Disclosure Of Other Current And Non Current Assets [Line Items]
Money held in escrow for:	1,427		2,974
Credit Card Requirements
Disclosure Of Other Current And Non Current Assets [Line Items]
Money held in escrow for:	$ 8		$ 123